Note 5 - Acquisitions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
5.	ACQUISITIONS

Acquisition of the Nepheli Marine Company, Aeolus Compania Naviera S.A. and Kastro Compania Naviera S.A.

On November 24, 2014, NewLead completed the 100% acquisition of the companies Nepheli Marine Company, Aeolus Compania Naviera S.A. and Kastro Compania Naviera S.A., pursuant to the terms of the Share Purchase Agreement (“SPA)”, dated October 16, 2014 as amended on November 24, 2014, between NewLead and Thalassa Holdings S.A.. As a result, on November 24, 2014, the Company acquired three oil tanker/asphalt carriers.

The consideration was $21,000 less any accrued liabilities, which shall be satisfied by the issuance of common shares by the Company to Thalassa Holdings S.A. in accordance with the SPA. Accrued liabilities, includes any liabilities of any of the companies and /or the vessels accrued on or before the acquisition date (November 24, 2014).

The number of the common shares to be issued to the Thalassa Holdings S.A. on the acquisition date would be determined by dividing the first completion amount, $3,180, by the stock price. The additional number of common shares to be issued to the Thalassa Holdings S.A. falling 20 business days from the acquisition date would be determined by dividing the remaining amount by the stock price. On December 19, 2014, the two parties of the SPA signed an agreement that the issuance of common shares shall be after demand from Thalassa Holdings S.A.. The Business acquisition outstanding obligation as December 31, 2015 was $5,026. For the year ended December 31, 2015, 1,231,356 shares have been issued in relation to the transaction above for the conversion of amount $422. However, the amount of $422 was included in Finacial intrumets carried at fair value as true up clause liability. For the year ended December 31, 2015, Thalassa Holdings S.A. collected amount of $87 from the sale of common shares issued and as a result the outstanding true up clause liability was $335 (Refer to Note 18). The remaining reduction of the Business acquisition obligation was due to working capital adjustment of amount $234. The true up clause liability expires on November 24, 2016. As of December 31, 2014, no shares had been issued in relation to the transaction above.

The acquisition was accounted for under the acquisition method of accounting and, accordingly, the assets acquired and liabilities assumed were recorded at their fair values. The Company estimated the fair values of the assets acquired and liabilities assumed at the date of acquisition as follows:

Fair value on
acquisition date
Cash and cash equivalents	$91
Trade and other receivables, net	244
Inventories	71
Prepaid expenses	8
Vessels	20,350
Total assets	20,764

Accounts payable	2,556
Accrued liabilities	267
Deferred income	110
Bank debt	12,385
Total liabilities	15,318

Fair value of net assets	5,446
Fair value of consideration	5,682
Goodwill	$236

The excess of the fair value of total liabilities assumed and other consideration over total identifiable assets acquired resulted in a premium (goodwill) recorded in the line “Goodwill” in the Company’s consolidated balance sheet.

The following table includes unaudited pro forma results of operations for the years ended December 31, 2014 and 2013, as if the acquisition had been consummated as of January 1, 2013 and after giving effect to acquisition accounting adjustments. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place as of January 1, 2013. In addition, these results are not intended to be a projection of future results and do not reflect any synergies that might be achieved from the combined operations. The actual results of the operations of the three companies are included in the consolidated financial statements of the Company from the date of the acquisition.

	Year Ended
	December 31, 2014 Unaudited	December 31, 2013 Unaudited
	(In thousands)
Total Revenues
As reported	$12,077	$7,140
Pro forma	$19,345	$16,624

Operating Loss
As reported	$(35,596)	$(54,198)
Pro forma	$(34,810)	$(53,966)

Net loss applicable to common shareholders
As reported	$(100,223)	$(158,232)
Pro forma	$(92,518)	$(158,464)

Net loss per share applicable to common shareholders
As reported	$(392)	$(79,116,000)
Pro forma	$(360)	$(79,232,000)

	Year ended December 31, 2014	Year ended December 31, 2013
Depreciation Expense	$(392)	$(114)

The contribution of this business combination in the year ended December 31, 2014 since the acquisition date was as follows: (a) approximately $745 in operating revenues and (b) approximately $132 net income, included in total net loss.

Acquisition of the Kentucky Property-Five Mile

On December 18, 2012, the Company entered into an agreement (the “Williams-CCE-NewLead Holdings APA”) with Cypress Camon Energy, LLC (“Cypress”), Cypress Camon Investment Management, LLC (“CCIM”) the minority owners of Cypress and certain third parties (together the “Owners”) to purchase:

i.            the Kentucky property-Five Mile ownership and mineral rights for $11,000 in promissory notes payable in their entirety in January 29, 2013 that extended to February 28, 2014. During 2013, the aforementioned liability was added to the December stipulation of settlement agreement (the “December Settlement Agreement”) between NewLead Holdings Ltd. and Hanover Holdings I, LLC, a New York limited liability company (“Hanover”).

As part of the Williams-CCE-NewLead Holdings APA, the Company agreed to facilitate the December 31, 2012 closing of the Asset Purchase Agreement of the Kentucky property between Williams and Kentucky whereupon Kentucky transferred its ownership and mineral rights in the Kentucky property-Five Mile to Williams (both Williams and Kentucky are unrelated parties to the Company) following which the Company would acquire the Kentucky property from Williams. In connection with sale between William and Kentucky, on December 28, 2012, the Company issued promissory notes to each of RJLT Investments LLC, Williams Industries LLC and Kentucky Fuel Corporation in the amount of $1,500, $2,000 and $7,500, respectively, payable in their entirety on January 29, 2013 that later was extended to February 28, 2014. These promissory notes were added to the December Settlement Agreement. As security for the issuance of the promissory notes, the Company received a security interest in the Kentucky property to secure the repayment of the promissory notes. In 2012 the Company was granted access to develop and mine the Kentucky property -Five Mile Mine. However, during 2013, the relative payment schedule was defaulted and therefore, the Company opted for the settlement of the promissory notes via the December Settlement Agreement and all three promissory notes were fully paid in 2014. Although the purchase price for the mine-related assets (including mineral rights, surface rights and mining permits) for the title of land ownership of the Five Mile mine including the Andy Terminal Railroad (the “Five Mile Assets”) in Breathitt County, Kentucky, USA, has been fully paid, the transfer of the Five Mile Assets has yet to occur. According to the Kentucky State mining regulators, upon the successful transfer of the Five Mile Assets, it is a precondition to the transfer of the permits for the replacement of the reclamation bonds for the transfer of the Five Mile Assets.

In consideration for the assignment of the acquisition contracts to NewLead, the Company agreed to pay CCIM $3,000 worth of form of common shares of NewLead (one share were issued on March 28, 2013) and a ten-year warrant for $6,400 in common shares of NewLead, at an exercise price of $135,000,000 per share. These payments were recorded in “Advance for acquisition of coal property” in the amount of $10,847. In addition, on January 1, 2013, the Company agreed to issue to J Mining & Energy Group one common share as a prepayment for its assistance in supervising, securing and executing the acquisitions. The share was issued on March 28, 2013 and vested upon issuance. The share issued to J Mining & Energy Group was recorded in “Selling, general and administrative expenses” in the amount of $26,774 during 2013 in discontinued operations. Following management’s intention to sell the Five Mile prior to the end of 2016, the amount has been fully impaired (refer Note 22). Moreover, there were $8 other advances. As a result, the total amount of $21,855 was included in “Advance for acquisition of coal property” in discontinued operations.

Acquisition of Viking Acquisition Group LLC and Viking Prep Plant LLC

On September 13, 2013, the Company acquired 100% of the issued and outstanding membership interests of Viking Acquisition Group, LLC, a Kentucky limited liability company (“VAG”), pursuant to the terms of a unit purchase agreement. VAG’s primary asset was certain mining permits at the Viking Mine located in Pike, Floyd, and Letcher Counties in Kentucky.

Pursuant to the terms of the unit purchase agreement, the Company should pay $15,000 for the membership interests of VAG. The purchase price was to be paid by the issuance of a senior secured promissory note in an aggregate principal amount of $15,000. At closing, the Company paid (i) $125 of principal on the senior secured promissory note in cash and (ii) $5,875 of principal on the note through issuing one share of the Company’s common stock. Accordingly, immediately following the closing, the remaining balance on the senior secured promissory note was $9,000, which amount was to be paid quarterly commencing on September 30, 2013, with each quarterly payment to be a principal amount of $1,500 plus accrued but unpaid interest thereon. Effective December 31, 2014, an amendment to the VAG unit purchase agreement was executed with the seller, which reduced the purchase price for the VAG membership interest to $3,300. The amendment resulted from the inability of the seller to extend the minerals lease that covered a significant portion of the subject minerals, which was one of the post-closing conditions of the acquisition, and due to a downturn in market conditions. As a result of the amendment, the Company was released from net liabilities (net of working assets assumed on the acquisition date) of $8,444, which included the remaining amount of $4,500 due under the senior secured promissory note and the related share proceed guarantee and accrued interest. The Company received a receivable from the seller for the remaining difference between the original purchase price of $15,000 and the revised purchase price of $3,300. The Company impaired the remaining difference between the total amount capitalized, net of release from liabilities and receivables received, and the discounted cash flows attributable to minerals leases that remained after the amendment, resulting in an impairment charge of $4,341 in discontinued operations recorded as of December 31, 2014. In connection with the receipt of the receivable from the seller, the Company recorded a $6,558 allowance for doubtful accounts in Selling, General and Administrative Expenses in 2014 in discontinued operations. The Company was discharged and released from any liabilities arising under the senior secured promissory note, the Pledge Agreement securing the payment of the senior secured promissory note by the sellers pledging the membership interests of VAG, was cancelled and consequently the membership interests of VAG were released to the Company.

On December 9, 2013, the Company acquired 100% of the issued and outstanding membership interests of Viking Prep Plant LLC (“VPP”), a Kentucky limited liability company, pursuant to the terms of a unit purchase agreement. VPP’s primary asset is a coal preparation plant located in Pike County, Kentucky. Pursuant to the unit purchase agreement, the Company agreed to pay a purchase price of $30,000 for the membership interests of VPP, which is paid by the issuance of a senior secured promissory note in an aggregate principal amount of $24,000 and a previously issued promissory note of $6,000. At closing, the Company paid (i) $10,000 of principal on the senior secured promissory note through issuing one share of the Company’s common stock. Accordingly, immediately following the closing, the remaining balance on the senior secured promissory note was $14,000, which is to be paid in equal quarterly commencing on December 31, 2013, with each quarterly payment to be a principal amount of $2,800 plus accrued but unpaid interest thereon. Moreover, the previously issued $6,000 promissory note was due and payable in one balloon payment on October 21, 2013. The previously issued $6,000 promissory note was included in the December Settlement Agreement. During June 2014, the full amount of $6,000 had been fully repaid through the December Settlement Agreement and the Company had been released. As of December 31, 2015, the balance of the senior secured promissory note is $8,153. As of December 31, 2014, the balance of the senior secured promissory note was $8,400.

The common stock that was issued had fair value in the amount of $8,402. As a result the purchase price has been adjusted to $28,402.

Common Stock issued	$10,000
Promissory Note	6,000
Senior Secured Note	14,000
Total purchase price	$30,000
Fair value adjustment for common stock issued	1,598
Total adjusted purchase price	$28,402

The total purchase price has been allocated as follows:

Accounts receivable	$166
Property, Plant and Equipment	9,650
Goodwill	28,007
Accounts payable	(2,076)
Contigent consideration	(7,239)
Asset retirement obligations	(106)
$28,402

Following management’s intention to sell VPP prior to the end of 2016, the assets and liabilities measured at the lower of their carrying amount or fair value less cost to sell has been classifies as held for sale and operating results of VAG and VPP are included in discontinued operations. Please see more in Note 22.